                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2004

Check here if Amendment [ ]; Amendment Number:
                                               ------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Traxis Partners, LLC
Address: 600 Fifth Avenue
         New York, NY 10020

Form 13F File Number: 28-10868

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Patrick DeGraca
Title:   Chief Financial Officer
Phone:   212-332-5195

Signature, Place, and Date of Signing:


Pat DeGraca                         New York, NY                         1/26/05
[Signature]                        [City, State]                          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number    Name

28-
   ------------------   ------------------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 15,468,095

Form 13F Information Table Value Total: 598,591
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number       Name
       28-
----      ---------------------   --------------------------------------

[Repeat as necessary.]

                                  _th_Qtr_2004

                                            Title
                                             of                                SH/ PUT/ Investment   Other   Voting Voting Voting
SECURITY                                    Class   CUSIP    Value    Shares   PRN CALL Discretion Managers   Sole  Shared  None
--------                                   ------ --------- ------- ---------- --- ---- ---------- -------- ------- ------ ------
3M COMPANY USD COM                         Common 88579Y101    3752      44300  SH         Sole                   0   0     44300
ABBOTT LABS STK                            Common 002824100   19789     424200  SH         Sole              424200   0         0
ADOBE SYSTEMS                              Common 00724F101    3068      48900  SH         Sole               48900   0         0
ALTRIA GROUP INC                           Common 02209S103    8817     144200  SH         Sole              132600   0     11600
AMERICAN EXPRESS COMPANY                   Common 025816109     986      17500  SH         Sole               17500   0         0
ANHEUSER BUSCH COS INC                     Common 035229103    2775      54700  SH         Sole               54700   0         0
ARCHER DANIELS - ADM                       Common 039483102     801      35900  SH         Sole               35900   0         0
BANCO BRADESCO-SPONSORED ADR               Common 059460303    1486      59312  SH         Sole               59312   0         0
BANCO ITAU SA ADR                          Common 059602201     779      10363  SH         Sole               10363   0         0
BANK OF NEW YORK CO INC                    Common 064057102     401      12000  SH         Sole               12000   0         0
BEAR STEARNS                               Common 073902108    2322      22700  SH         Sole               22700   0         0
BMC SOFTWARE INC                           Common 055921100    1060      57000  SH         Sole               57000   0         0
BRISTOL MYERS STK                          Common 110122108   14273     557200  SH         Sole              555200   0      2000
BURLINGTON RESOURCES INC USD COM           Common 122014103    6140     147400  SH         Sole                   0   0    147400
CAMPBELL SOUP STK                          Common 134429109     442      14800  SH         Sole               14800   0         0
CHARLES SCHWAB CORP                        Common 808513105    4614     385800  SH         Sole              385800   0         0
CHUBB CORP USD COM                         Common 171232101    2804      36600  SH         Sole                   0   0     36600
CISCO SYSTEMS INC USD COM                  Common 17275R102    1118      60000  SH         Sole                   0   0     60000
CITIGROUP INC                              Common 172967101   25091     520750  SH         Sole              448000   0     72750
CLEVELAND CLIFFS INC USD COM               Common 185896107    3661      72000  SH         Sole                   0   0     72000
COCA COLA STK                              Common 191216100    7263     174800  SH         Sole              145300   0     29500
COMPUTER ASSOCIATES INTL INC               Common 204912109    4299     138400  SH         Sole              138400   0         0
CONAGRA INC                                Common 205887102    1037      35200  SH         Sole               35200   0         0
CONOCOPHILLIPS INC USD COM                 Common 20825C104     503       5858  SH         Sole                   0   0      5858
CVRD CIA VALE DO RIO ADR                   Common 204412209    1980      68260  SH         Sole               68260   0         0
DEAN FOODS CO                              Common 242370104     293       8900  SH         Sole                8900   0         0
DELL INC USD COM                           Common 24702R101     822      20000  SH         Sole                   0   0     20000
DEVON ENERGY CORP USD COM                  Common 25179M103     797      21000  SH         Sole                   0   0     21000
DR REDDYS LABS                             Common 256135203     438      22108  SH         Sole               22108   0         0
EASTMAN KODAK CO COM USD                   Common 277461109    1738      56000  SH         Sole                   0   0     56000
EBAY INC USD COM                           Common 278642103    2516      24000  SH         Sole                   0   0     24000
ECHOSTAR COMMUNICATIONS CORP USD CL A COM  Common 278762109    1951      59600  SH         Sole                   0   0     59600
EMERSON ELECTRIC CO USD COM                Common 291011104     448       6600  SH         Sole                   0   0      6600
EXXON MOBIL CORP USD COM                   Common 30231G102    2925      58672  SH         Sole                   0   0     58672
FEDEX CORPORATION USD COM                  Common 31428X106     477       5000  SH         Sole                   0   0      5000
GENENTECH INC USD COM                      Common 368710406    2231      44000  SH         Sole                   0   0     44000
GENERAL ELECTRIC CO USD COM                Common 369604103    4896     138300  SH         Sole                   0   0    138300
GENERAL MILLS INC (2)                      Common 370334104     959      19300  SH         Sole               19300   0         0
GOLDMAN SACHS GROUP INC                    Common 38141G104   13848     133100  SH         Sole              133100   0         0
HALLIBURTON CO USD COM                     Common 406216101    1567      41000  SH         Sole                   0   0     41000
HERSHEY FOODS STK                          Common 427866108     661      11900  SH         Sole               11900   0         0
HJ HEINZ STK                               Common 423074103     901      23100  SH         Sole               23100   0         0
HOSPIRA INC USD COM                        Common 441060100     343      10725  SH         Sole                   0   0     10725
INTEL CORP USD COM                         Common 458140100    2885     128000  SH         Sole                   0   0    128000
INTERNATIONAL PAPER CO USD COM             Common 460146103    2132      52000  SH         Sole                   0   0     52000
INTUIT INC                                 Common 461202103    2152      48900  SH         Sole               48900   0         0
ISHARES MSCI BRAZIL                        Common 464286400    7922     356200  SH         Sole              356200   0         0
JOHNSON & JOHNS STK                        Common 478160104   57867     913020  SH         Sole              847800   0     65220
JP MORGAN CHASE & CO                       Common 46625H100   14197     365680  SH         Sole              305600   0     60080
KELLOGG - K                                Common 487836108     715      16000  SH         Sole               16000   0         0
KRAFT FOODS                                Common 50075N104    2707      78300  SH         Sole               20000   0     58300
LEHMAN BROTHERS HOLDINGS INC               Common 524908100    7086      81000  SH         Sole               81000   0         0
LILLY STK                                  Common 532457108   16469     290200  SH         Sole              290200   0         0
LOWE'S COMPANIES INC USD COM               Common 548661107     414       7200  SH         Sole                   0   0      7200

                                  _th_Qtr_2004

MACROMEDIA - MACR                          Common 556100105     252       8100  SH         Sole                8100   0         0
MARSH & MCLENNAN COS INC USD C             Common 571748102     308      10000  SH         Sole                   0   0     10000
MBNA CORP                                  Common 55262L100     527      18700  SH         Sole               18700   0         0
MELLON FINANCIAL CORP                      Common 58551A108     202       6500  SH         Sole                6500   0         0
MERCK & CO STK                             Common 589331107   22456     700700  SH         Sole              634500   0     66200
MERCURY INTERACTIVE CORP                   Common 589405109     738      16200  SH         Sole               16200   0         0
MERRILL LYNCH & CO                         Common 590188108   17405     291200  SH         Sole              291200   0         0
MICROMUSE INC                              Common 595094103      90      16200  SH         Sole               16200   0         0
MICROSOFT CORP                             Common 594918104   10449     391168  SH         Sole              244268   0    146900
MORGAN STANLEY EATERN EUROPE FUND          Common 616988101      21             SH          No                    0   0
MS DEAN WITTER & CO                        Common 617446448   20429     368000  SH         Sole              326000   0     42000
NASDAQ 100 SHARES                          Common 631100104   64056    1605000  SH         Sole             1605000   0         0
ORACLE CORPORATION                         Common 68389X105    2681     195400  SH         Sole              195400   0         0
PEPSICO INC                                Common 713448108    9012     171200  SH         Sole              112600   0     58600
PETROLEO BRASILEIRO S.A. -ADR              Common 71654V408    2351      59102  SH         Sole               59102   0         0
PFIZER STK                                 Common 717081103   59772    2224100  SH         Sole             2177200   0     46900
PROCTER & GAMBLE CO USD COM                Common 742718109     270       4800  SH         Sole                   0   0      4800
ROYAL DUTCH PETROLEUM NLG1.25 NY SHARES    Common 780257804    2338      42000  SH         Sole                   0   0     42000
SAP AG SPONSORED ADR                       Common 803054204    5761     130320  SH         Sole              130320   0         0
SAPIENT CORPORATION                        Common 803062108     193      24400  SH         Sole               24400   0         0
SARA LEE CORP                              Common 803111103    1168      48400  SH         Sole               48400   0         0
SCHERING-PLOUGH CORP USD COM               Common 806605101     746      35000  SH         Sole                   0   0     35000
SCHLUMBERGER LTD CURACAO USD COM           Common 806857108    2832      44600  SH         Sole                   0   0     44600
SEMICONDUCTOR HLDRS TR DEPOSITORY RECEIPTS Common 816636203   56472    1692800  SH         Sole             1692800   0         0
SIEBEL SYSTEMS INC                         Common 826170102     684      65100  SH         Sole               65100   0         0
SLM Corp.                                  Common 78442P106     358       6700  SH         Sole                6700   0         0
STATE STREET CORP                          Common 857477103     255       5200  SH         Sole                5200   0         0
TELEBRAS - SPONS ADR BLOCK                 Common 879287308    1084      33671  SH         Sole               33671   0         0
TELENORTE LESTE PARTICIP - ADR             Common 879246106     774      45859  SH         Sole               45859   0         0
TEMPLE-INLAND INC USD COM                  Common 879868107     505       7643  SH         Sole                   0   0      7643
TIBCO SOFTWARE INC                         Common 88632Q103     542      40600  SH         Sole               40600   0         0
TIME WARNER INC USD COM                    Common 887317105    2129     113847  SH         Sole                   0   0    113847
TYCO INTERNATIONAL LTD USD COM             Common 902124106    1062      30000  SH         Sole                   0   0     30000
UNIBANCO - SPONSORED GDR                   Common 90458E107     779      24567  SH         Sole               24567   0         0
UNILEVER NV NEW YORK SHS                   Common 904784709    1313      20200  SH         Sole                   0   0     20200
UNILEVER PLC SPONS ADR REPR 4 ORDS         Common 904767704    2096      54500  SH         Sole                   0   0     54500
UNITED PARCEL SERVICE OF AMERICA INC
   CL-B USD COM                            Common 911312106     333       4000  SH         Sole                   0   0      4000
UNITED TECHNOLOGIES CORP USD COM           Common 913017109    3666      36600  SH         Sole                   0   0     36600
UNOCAL CORP USD COM                        Common 915289102    1125      25000  SH         Sole                   0   0     25000
VERITAS SOFTWARE CORP                      Common 923436109    1627      57000  SH         Sole               57000   0         0
VERIZON COMMUNICATIONS INC USD COM         Common 92343V104    5013     129870  SH         Sole                   0   0    129870
WELLPOINT INC                              Common 94973V107    3837      32000  SH         Sole                   0   0     32000
WM WRIGLEY STK                             Common 982526105     664       9600  SH         Sole                9600   0         0
WYETH                                      Common 983024100   18342     431100  SH         Sole              380700   0     50400
ZIMMER HOLDINGS USD COM                    Common 98956P102     256       3200  SH         Sole                   0   0      3200
                                                            ------- ----------
                                                            598,591 15,468,095
                                                            ======= ==========

                                     Page 2